UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Defiance Enhanced Long Vol ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Enhanced Long Vol ETF

Ticker: VIXI (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Enhanced Long Vol ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/vixi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Enhanced Long Vol ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Enhanced Long Vol ETF	$21	1.63%*

The Fund commenced operations August 7, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$3,370
Number of Holdings	9
Total Advisory Fee	$3,457
Portfolio Turnover Rate	0%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	32.6
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325	-5.8
CBOE Volatility Index Future, Expiration 10/22/2025	-2.5
CBOE Volatility Index Future, Expiration 11/19/2025	-1.2
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325	1.1
CBOE Volatility Index Future, Expiration 12/17/2025	-0.2
First American Government Obligations Fund - Class X, 4.05%	0.1

Percentages for futures contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/vixi.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income AMD ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income AMD ETF

Ticker: AMDU (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income AMD ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/amdu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income AMD ETF	$19	1.68%*

The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$911
Number of Holdings	6
Total Advisory Fee	$1,549
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $120.00	12.5
United States Treasury Bills	8.3
First American Government Obligations Fund - Class X, 4.05%	5.2
Advanced Micro Devices, Inc. Swap; Maturity Date: 09/21/2026	-3.7
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $162.50	-1.6
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $175.00	0.1

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/amdu.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income Ethereum ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income Ethereum ETF

Ticker: ETHI (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income Ethereum ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/ethi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income Ethereum ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income Ethereum ETF	$6	1.56%*
The Fund commenced operations September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$2,541
Number of Holdings	7
Total Advisory Fee	$822
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	6.4
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $22.00	5.6
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $30.50	-4.2
First American Government Obligations Fund - Class X, 4.05%	4.1
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $32.50	1.1
iShares Ethereum Swap; Maturity Date: 10/20/2026	0.3
iShares Ethereum Swap; Maturity Date: 09/18/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ethi.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income HIMS ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income HIMS ETF

Ticker: HIMY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income HIMS ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/himy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income HIMS ETF	$22	1.59%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$3,728
Number of Holdings	8
Total Advisory Fee	$2,665
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $37.00	12.6
Hims & Hers Health, Inc. Swap; Maturity Date: 09/22/2026	8.0
United States Treasury Bills	7.9
First American Government Obligations Fund - Class X, 4.05%	6.4
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $55.00	-5.1
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	2.9
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $59.00	1.8
Hims & Hers Health, Inc. Swap; Maturity Date: 09/09/2028	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/himy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income HOOD ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income HOOD ETF

Ticker: HOOI (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income HOOD ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/hooi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income HOOD ETF	$23	1.63%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$1,989
Number of Holdings	8
Total Advisory Fee	$1,785
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Robinhood Markets, Inc. Swap; Maturity Date: 09/22/2026	16.0
First American Government Obligations Fund - Class X, 4.05%	11.2
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $90.00	10.0
Robinhood Markets, Inc. Swap; Maturity Date: 09/09/2028	6.2
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	6.1
United States Treasury Bills	4.9
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $147.00	-1.3
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $155.00	0.3

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/hooi.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income MSTR ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income MSTR ETF

Ticker: MST (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income MSTR ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/mst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income MSTR ETF	$74	2.21%*

The Fund commenced operations May 1, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$72,976
Number of Holdings	12
Total Advisory Fee	$445,720
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $200.00	11.7
United States Treasury Bills	8.9
Strategy, Inc. Swap; Maturity Date: 09/26/2028	7.8
First American Government Obligations Fund - Class X, 4.05%	3.6
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $315.00	-3.4
Strategy, Inc. Swap; Maturity Date: 09/08/2026	1.9
Strategy, Inc. Swap; Maturity Date: 10/06/2026	-0.5
Dreyfus Government Cash Management - Institutional Class, 4.04%	0.5
United States Treasury Note/Bond	0.5
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $345.00	0.3

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mst.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income PLTR ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income PLTR ETF

Ticker: PLT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income PLTR ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/plt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income PLTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income PLTR ETF	$19	1.56%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$1,506
Number of Holdings	7
Total Advisory Fee	$1,685
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	6.4
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $130.00	5.9
Palantir Technologies, Inc. Swap; Maturity Date: 09/08/2028	4.3
Palantir Technologies, Inc. Swap; Maturity Date: 09/22/2026	4.1
First American Government Obligations Fund - Class X, 4.05%	3.5
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $180.00	-2.7
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $190.00	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/plt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Leveraged Long + Income SMCI ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Defiance Leveraged Long + Income SMCI ETF

Ticker: SMCC (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income SMCI ETF (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smcc. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income SMCI ETF	$29	2.20%*

The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$1,698
Number of Holdings	9
Total Advisory Fee	$2,219
Portfolio Turnover Rate	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $32.00	19.8
United States Treasury Bills	19.8
First American Government Obligations Fund - Class X, 4.05%	10.6
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	9.5
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $50.00	-1.0
Super Micro Computer, Inc. Swap; Maturity Date: 09/09/2028	0.9
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $54.00	0.1

Percentages for swap contracts are based unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcc.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

September 30, 2025 (Unaudited)

Tidal Trust II

• Defiance Enhanced Long Vol ETF	| VIXI	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income AMD ETF	| AMDU	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income Ethereum ETF	| ETHI	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income HIMS ETF	| HIMY	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income HOOD ETF	| HOOI	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income MSTR ETF	| MST	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income PLTR ETF	| PLT	| The Nasdaq Stock Market, LLC
• Defiance Leveraged Long + Income SMCI ETF	| SMCC	| The Nasdaq Stock Market, LLC

Defiance ETFs

Consolidated Schedules of Investments, Written Options Contracts & Futures Contracts	Defiance Enhanced Long Vol ETF

September 30, 2025 (Unaudited)

Consolidated Schedule of Investments

PURCHASED OPTIONS - 1.1%	Notional Amount	Contracts	Value
Put Options - 1.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325.00 (a)(b)(c)	$2,675,384	4	$35,480
TOTAL PURCHASED OPTIONS (Cost $80,400)			35,480

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 32.6%		Par
4.18%, 11/06/2025 (d)(e)		$143,000	142,427
3.90%, 02/19/2026 (d)(e)		500,000	492,711
3.92%, 07/09/2026 (d)(e)		480,000	466,700
TOTAL U.S. TREASURY BILLS (Cost $1,100,764)			1,101,838

MONEY MARKET FUNDS - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)		1,880	1,880
TOTAL MONEY MARKET FUNDS (Cost $1,880)			1,880

TOTAL INVESTMENTS - 33.8% (Cost $1,183,044)			1,139,198
Other Assets in Excess of Liabilities - 66.2%			2,230,691
TOTAL NET ASSETS - 100.0%			$3,369,889

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $1,103,718.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Consolidated Schedule of Written Options

WRITTEN OPTIONS - (5.8)%	Notional Amount	Contracts	Value
Call Options - (5.8)%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325.00 (a)(b)	$(2,675,384)	(4)	$(196,740)
TOTAL WRITTEN OPTIONS (Premiums received $117,072)			$(196,740)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Consolidated Schedules of Investments, Written Options Contracts & Futures Contracts	Defiance Enhanced Long Vol ETF

September 30, 2025 (Unaudited)

The Defiance Enhanced Long Vol Cayman Subsidiary had the following futures contracts outstanding with Marex Capital Markets, Inc.:

Consolidated Schedule of Futures Contracts
				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
CBOE Volatility Index	29	10/22/2025	$510,052	$(85,386)
CBOE Volatility Index	26	11/19/2025	500,479	(38,220)
CBOE Volatility Index	25	12/17/2025	495,000	(6,796)
Net Unrealized Appreciation (Depreciation)				$(130,402)

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts & Total Return Swap Contracts	Defiance ETFs

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income AMD ETF

Schedule of Investments

PURCHASED OPTIONS - 12.6%	Notional Amount	Contracts	Value
Call Options - 12.6%
Advanced Micro Devices, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $120.00	$436,833	27	$113,265
Expiration: 10/03/2025; Exercise Price: $175.00	889,845	55	1,017
TOTAL PURCHASED OPTIONS (Cost $103,575)			114,282

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 8.3%		Par
3.61%, 08/06/2026 (d)(e)		$78,000	75,628
TOTAL U.S. TREASURY BILLS (Cost $75,661)			75,628

MONEY MARKET FUNDS - 5.2%		Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)		47,746	47,746
TOTAL MONEY MARKET FUNDS (Cost $47,746)			47,746

TOTAL INVESTMENTS - 26.1% (Cost $226,982)			237,656
Other Assets in Excess of Liabilities - 73.9%			673,464
TOTAL NET ASSETS - 100.0%			$911,120

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $123,374.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income AMD ETF

 Schedule of Written Options

WRITTEN OPTIONS - (1.6)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $162.50 (a)(b)	$(889,845)	(55)	$(14,245)
TOTAL WRITTEN OPTIONS (Premiums received $10,810)			$(14,245)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts & Total Return Swap Contracts	Defiance ETFs

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income AMD ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.95%	Termination (a)	09/21/2026	$1,356,609	$(34,027)
Net Unrealized Appreciation (Depreciation)							$(34,027)

(a) Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts & Total Return Swap Contracts	Defiance ETFs

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income Ethereum ETF

Schedule of Investments

PURCHASED OPTIONS - 6.7%	Notional Amount	Contracts	Value
Call Options - 6.7%
iShares Ethereum Trust ETF (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $22.00	$472,650	150	$143,250
Expiration: 10/03/2025; Exercise Price: $32.50	2,505,045	795	27,428
TOTAL PURCHASED OPTIONS (Cost $152,251)			170,678

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 6.4%		Par
3.50%, 08/06/2026 (d)(e)		$169,000	163,860
TOTAL U.S. TREASURY BILLS (Cost $164,083)			163,860

MONEY MARKET FUNDS - 4.1%		Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)		103,626	103,626
TOTAL MONEY MARKET FUNDS (Cost $103,626)			103,626

TOTAL INVESTMENTS - 17.2% (Cost $419,960)			438,164
Other Assets in Excess of Liabilities - 82.8%			2,102,634
TOTAL NET ASSETS - 100.0%			$2,540,798

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 is $267,486.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income Ethereum ETF

Schedule of Written Options

WRITTEN OPTIONS - (4.2)%	Notional Amount	Contracts	Value
Call Options - (4.2)%
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $30.50 (a)(b)	$(2,505,045)	(795)	$(107,325)
TOTAL WRITTEN OPTIONS (Premiums received $76,129)			$(107,325)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts & Total Return Swap Contracts	Defiance ETFs

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income Ethereum ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
iShares Ethereum Trust ETF	Clear Street LLC	Receive	OBFR + 3.50%	Termination (a)	10/20/2026	$2,133,227	$6,513
iShares Ethereum Trust ETF	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly (b)	09/18/2028	2,363,250	–
Net Unrealized Appreciation (Depreciation)							$6,513

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income HIMS ETF Schedule of Investments

PURCHASED OPTIONS - 14.4%	Notional Amount	Contracts	Value
Call Options - 14.4%
Hims & Hers Health, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $37.00	$1,344,264	237	$469,852
Expiration: 10/03/2025; Exercise Price: $59.00	3,630,080	640	68,160
TOTAL PURCHASED OPTIONS (Cost $598,023)			538,012

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 7.9%		Par
3.69%, 08/06/2026 (d)(e)		$300,000	290,877
TOTAL U.S. TREASURY BILLS (Cost $290,816)			290,877

MONEY MARKET FUNDS - 6.4%		Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)		239,910	239,910
TOTAL MONEY MARKET FUNDS (Cost $239,910)			239,910

TOTAL INVESTMENTS - 28.7% (Cost $1,128,749)			1,068,799
Other Assets in Excess of Liabilities - 71.3%			2,659,347
TOTAL NET ASSETS - 100.0%			$3,728,146

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $530,787.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income HIMS ETF

Schedule of Written Options

WRITTEN OPTIONS - (5.1)%	Notional Amount	Contracts	Value
Call Options - (5.1)%
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $55.00 (a)(b)	$(3,630,080)	(640)	$(188,800)
TOTAL WRITTEN OPTIONS (Premiums received $223,705)			$(188,800)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income HIMS ETF
Schedule of Total Return Swap Contracts
		Pay/					Value/
		Receive					Unrealized
		Reference		Payment	Maturity		Appreciation
Reference Entity	Counterparty	Entity	Financing Rate	Frequency	Date	Notional Amount	(Depreciation)
Hims & Hers Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 40.00%	Termination (a)	09/08/2028	$1,730,187	$109,069
Hims & Hers Health, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination (b)	09/22/2026	2,317,636	299,151
Hims & Hers Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly (c)	09/09/2028	1,903,296	21,538
Net Unrealized Appreciation (Depreciation)							$429,758

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income HOOD ETF
Schedule of Investments

PURCHASED OPTIONS - 10.3%	Notional Amount	Contracts	Value
Call Options - 10.3%
Robinhood Markets, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $90.00	$529,766	37	$198,135
Expiration: 10/03/2025; Exercise Price: $155.00	1,932,930	135	6,210
TOTAL PURCHASED OPTIONS (Cost $121,796)			204,345

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 11.2%		Shares
First American Government Obligations Fund - Class X, 4.05%(d)(e)		223,012	223,012
TOTAL MONEY MARKET FUNDS (Cost $223,012)			223,012

U.S. TREASURY BILLS - 4.9%		Par
3.75%, 08/06/2026 (e)(f)		$100,000	96,959
TOTAL U.S. TREASURY BILLS (Cost $96,893)			96,959

TOTAL INVESTMENTS - 26.4% (Cost $441,701)			524,316
Other Assets in Excess of Liabilities - 73.6%			1,464,263
TOTAL NET ASSETS - 100.0%			$1,988,579

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $319,971.

(f)	The rate shown is the annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income HOOD ETF

Schedule of Written Options

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.3)%
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $147.00 (a)(b)	$(1,932,930)	(135)	$(25,043)
TOTAL WRITTEN OPTIONS (Premiums received $13,288)			$(25,043)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income HOOD ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.70%	Termination (a)	09/08/2028	$912,916	$122,408
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination (b)	09/22/2026	1,574,980	318,016
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(c)	09/09/2028	915,207	123,300
Net Unrealized Appreciation (Depreciation)							$563,724

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income MSTR ETF

Schedule of Investments

PURCHASED OPTIONS - 12.0%	Notional Amount	Contracts	Value
Call Options - 12.0%
Strategy, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $200.00	$22,554,700	700	$8,576,750
Expiration: 10/03/2025; Exercise Price: $345.00	71,691,725	2,225	223,612
TOTAL PURCHASED OPTIONS (Cost $7,663,963)			8,800,362

U.S. TREASURY SECURITIES - 0.5%	Par
United States Treasury Note/Bond, 4.25%, 10/15/2025 (f)	$365,000	365,001
TOTAL U.S. TREASURY SECURITIES (Cost $365,000)		365,001

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 8.9%
4.23%, 11/06/2025 (d)(f)	2,118,000	2,109,507
4.08%, 02/19/2026 (d)(f)	2,970,000	2,926,706
4.07%, 07/09/2026 (d)(f)	1,500,000	1,458,439
TOTAL U.S. TREASURY BILLS (Cost $6,486,963)		6,494,652

MONEY MARKET FUNDS - 4.1%	Shares
Dreyfus Government Cash Management - Institutional Class, 4.04%(e)	389,641	389,641
First American Government Obligations Fund - Class X, 4.05%(e)(f)	2,595,504	2,595,504
TOTAL MONEY MARKET FUNDS (Cost $2,985,145)		2,985,145

TOTAL INVESTMENTS - 25.5% (Cost $17,501,071)		18,645,160
Other Assets in Excess of Liabilities - 74.5%		54,330,464
TOTAL NET ASSETS - 100.0%		$72,975,624

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $6,567,965.

Defiance Leveraged Long + Income MSTR ETF

Schedule of Written Options

WRITTEN OPTIONS - (3.4)%	Notional Amount	Contracts	Value
Call Options - (3.4)%
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $315.00 (a)(b)	$(71,691,725)	(2,225)	$(2,469,750)
TOTAL WRITTEN OPTIONS (Premiums received $1,500,254)			$(2,469,750)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

(a)	Exchange-traded.

(b)	100 shares per contract.

Defiance Leveraged Long + Income MSTR ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Strategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination (a)	09/08/2028	$20,642,061	$1,378,017
Strategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination (b)	10/06/2026	6,232,830	(406,031)
Strategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 12.50%	Monthly (c)	09/26/2026	94,181,339	5,679,565
Net Unrealized Appreciation (Depreciation)							$6,651,551

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income PLTR ETF

Schedule of Investments

PURCHASED OPTIONS - 6.5%	Notional Amount	Contracts	Value
Call Options - 6.5%
Palantir Technologies, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $130.00	$310,114	17	$89,080
Expiration: 10/03/2025; Exercise Price: $190.00	1,495,844	82	8,938
TOTAL PURCHASED OPTIONS (Cost $89,588)			98,018

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 6.4%	Par
3.75%, 08/06/2026 (d)(e)	$100,000	96,959
TOTAL U.S. TREASURY BILLS (Cost $96,893)		96,959

MONEY MARKET FUNDS - 3.5%	Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)	52,294	52,294
TOTAL MONEY MARKET FUNDS (Cost $52,294)		52,294

TOTAL INVESTMENTS - 16.4% (Cost $238,775)		247,271
Other Assets in Excess of Liabilities - 83.6%		1,258,365
TOTAL NET ASSETS - 100.0%		$1,505,636

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $149,253.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income PLTR ETF

Schedule of Written Options

WRITTEN OPTIONS - (2.7)%	Notional Amount	Contracts	Value
Call Options - (2.7)%
Palantir Technologies, Inc., Expiration: 10/03/2025; Exercise Price: $180.00 (a)(b)	$(1,495,844)	(82)	$(41,205)
TOTAL WRITTEN OPTIONS (Premiums received $28,022)			$(41,205)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income PLTR ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination (a)	09/08/2028	$1,390,588	$65,065
Palantir Technologies, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination (b)	09/22/2026	1,274,933	61,519
Net Unrealized Appreciation (Depreciation)							$126,584

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

Defiance Leveraged Long + Income SMCI ETF

Schedule of Investments

PURCHASED OPTIONS - 19.9%	Notional Amount	Contracts	Value
Call Options - 19.9%
Super Micro Computer, Inc. (a)(b)(c)
Expiration: 10/03/2025; Exercise Price: $32.00	$1,006,740	210	$335,475
Expiration: 10/03/2025; Exercise Price: $54.00	1,668,312	348	2,610
TOTAL PURCHASED OPTIONS (Cost $271,419)			338,085

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 19.8%	Par
3.74%, 02/19/2026 (d)(e)	$81,000	79,819
3.56%, 07/09/2026 (d)(e)	82,000	79,728
3.66%, 08/06/2026 (d)(e)	182,000	176,465
TOTAL U.S. TREASURY BILLS (Cost $336,082)		336,012

MONEY MARKET FUNDS - 10.6%	Shares
First American Government Obligations Fund - Class X, 4.05%(e)(f)	179,877	179,877
TOTAL MONEY MARKET FUNDS (Cost $179,877)		179,877

TOTAL INVESTMENTS - 50.3% (Cost $787,378)		853,974
Other Assets in Excess of Liabilities - 49.7%		843,550
TOTAL NET ASSETS - 100.0%		$1,697,524

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown is the annualized yield as of September 30, 2025.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of September 30, 2025 was $515,889.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Defiance Leveraged Long + Income SMCI ETF

Schedule of Written Options

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
Super Micro Computer, Inc., Expiration: 10/03/2025; Exercise Price: $50.00 (a)(b)	$(1,668,312)	(348)	$(17,400)
TOTAL WRITTEN OPTIONS (Premiums received $17,569)			$(17,400)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments, Written Option Contracts &	Defiance ETFs
Total Return Swap Contracts

September 30, 2025 (Unaudited)

(a)	Exchange-traded.

(b)	100 shares per contract.

Defiance Leveraged Long + Income SMCI ETF

Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 19.00%	Termination (a)	09/21/2026	$2,143,206	$161,129
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly(b)	09/09/2028	172,153	14,886
Net Unrealized Appreciation (Depreciation)							$176,015

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(b)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

September 30, 2025 (Unaudited)

	Defiance Enhanced Long Vol ETF (Consolidated)	Defiance Leveraged Long + Income AMD ETF	Defiance Leveraged Long + Income Ethereum ETF	Defiance Leveraged Long + Income HIMS ETF	Defiance Leveraged Long + Income HOOD ETF
ASSETS:
Investments, at value (Note 2)	$1,139,198	$237,656	$438,164	$1,068,799	$524,316
Unrealized appreciation for swap contracts	–	–	6,513	429,758	563,724
Receivable for fund shares sold	1,872,163	–	–	–	–
Deposit at broker for futures contracts	671,611	–	–	–	–
Deposit at broker for option contracts	15,893	–	71,258	112,494	–
Dividends receivable	34	233	119	613	445
Interest receivable	69	142	–	20	–
Receivable for swap contracts	–	1,131	–	1,094	2,397
Receivable for investments sold	–	–	402	22,134	113,206
Cash	–	764,463	2,256,228	2,376,548	1,141,822
Other assets	–	–	574	491	200
Total assets	3,698,968	1,003,625	2,773,258	4,011,951	2,346,110

LIABILITIES:
Written option contracts, at value	196,740	14,245	107,325	188,800	25,043
Unrealized depreciation for futures contracts	130,402	–	–	–	–
Unrealized depreciation for swap contracts	–	34,027	–	–	–
Payable to custodian	–	–	–	–	–
Payable to adviser (Note 4)	1,937	1,100	822	2,199	1,366
Payable for swap contracts	–	8,323	88,664	20,780	14,541
Interest payable	–	196	–	207	154
Payable for investments purchased	–	17,634	35,649	71,819	254,368
Due to broker	–	16,980	–	–	62,059
Total liabilities	329,079	92,505	232,460	283,805	357,531
NET ASSETS	$3,369,889	$911,120	$2,540,798	$3,728,146	$1,988,579

NET ASSETS CONSISTS OF:
Paid-in capital	$3,872,163	$1,000,000	$2,711,800	$3,327,103	$1,501,583
Total distributable earnings/(accumulated losses)	(502,274)	(88,880)	(171,002)	401,043	486,996
Total net assets	$3,369,889	$911,120	$2,540,798	$3,728,146	$1,988,579

Net assets	$3,369,889	$911,120	$2,540,798	$3,728,146	$1,988,579
Shares issued and outstanding(a)	225,000	50,000	150,000	150,000	75,000
Net asset value per share	$14.98	$18.22	$16.94	$24.85	$26.51

COST:
Investments, at cost	$1,183,044	$226,982	$419,960	$1,128,749	$441,701

PROCEEDS:
Written options premium received	$117,072	$10,810	$76,129	$223,705	$13,288

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

September 30, 2025 (Unaudited)

	Defiance Leveraged Long + Income MSTR ETF	Defiance Leveraged Long + Income PLTR ETF	Defiance Leveraged Long + Income SMCI ETF
ASSETS:
Investments, at value (Note 2)	$18,645,160	$247,271	$853,974
Unrealized appreciation for swap contracts	7,057,582	126,584	176,015
Cash	51,204,769	1,250,899	847,168
Receivable for swap contracts	–	760	708
Receivable for investments sold	327,760	3	208,160
Interest receivable	7,715	–	–
Dividends receivable	6,783	232	902
Deposit at broker for option contracts	–	7,397	–
Other assets	1,981	–	364
Total assets	77,251,750	1,633,146	2,087,291

LIABILITIES:
Written option contracts, at value	2,469,750	41,205	17,400
Unrealized depreciation for swap contracts	406,031	–	–
Payable for swap contracts	416,172	11,687	15,004
Payable for capital shares redeemed	665,925	–	–
Payable for investments purchased	110,265	73,278	104,912
Due to broker	80,832	–	249,625
Payable to adviser (Note 4)	76,353	1,284	1,764
Interest payable	50,798	56	1,062
Total liabilities	4,276,126	127,510	389,767
NET ASSETS	$72,975,624	$1,505,636	$1,697,524

NET ASSETS CONSISTS OF:
Paid-in capital	$155,659,677	$1,486,490	$1,428,213
Total distributable earnings/(accumulated losses)	(82,684,053)	19,146	269,311
Total net assets	$72,975,624	$1,505,636	$1,697,524

Net assets	$72,975,624	$1,505,636	$1,697,524
Shares issued and outstanding(a)	8,225,000	75,000	75,000
Net asset value per share	$8.87	$20.08	$22.63

COST:
Investments, at cost	$17,501,071	$238,775	$787,378

PROCEEDS:
Written options premium received	$1,500,254	$28,022	$17,569

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended September 30, 2025 (Unaudited)

	Defiance Enhanced Long Vol ETF (Consolidated) (a)	Defiance Leveraged Long + Income AMD ETF(b)	Defiance Leveraged Long + Income Ethereum ETF(c)	Defiance Leveraged Long + Income HIMS ETF(d)	Defiance Leveraged Long + Income HOOD ETF(d)
INVESTMENT INCOME:
Dividend income	$226	$266	$119	$911	$618
Interest income	6,444	182	231	780	286
Total investment income	6,670	448	350	1,691	904

EXPENSES:
Investment advisory fee (Note 4)	3,457	1,549	822	2,664	1,785
Interest expense	320	197	40	178	162
Total expenses	3,777	1,746	862	2,842	1,947
NET INVESTMENT INCOME/(LOSS)	2,893	(1,298)	(512)	(1,151)	(1,043)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,856)	(34,226)	(86,139)	355,374	138,637
Written option contracts	(11,029)	41,021	45,466	(182,399)	(160,865)
Futures contracts	(230,366)	–	–	–	–
Swap contracts	–	(30,954)	(123,338)	(66,811)	(74,652)
Net realized gain (loss)	(251,251)	(24,159)	(164,011)	106,164	(96,880)
Net change in unrealized appreciation (depreciation) on:
Investments	(43,846)	10,674	18,204	(59,950)	82,615
Written option contracts	(79,668)	(3,435)	(31,196)	34,905	(11,755)
Futures contracts	(130,402)	–	–	–	–
Swap contracts	–	(34,027)	6,513	429,758	563,724
Net change in unrealized appreciation (depreciation)	(253,916)	(26,788)	(6,479)	404,713	634,584
Net realized and unrealized gain (loss)	(505,167)	(50,947)	(170,490)	510,877	537,704
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(502,274)	$(52,245)	$(171,002)	$509,726	$536,661

(a)	Inception date of the Fund was August 7, 2025.

(b)	Inception date of the Fund was August 19, 2025.

(c)	Inception date of the Fund was September 17, 2025.

(d)	Inception date of the Fund was August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended September 30, 2025 (Unaudited)

	Defiance Leveraged Long + Income MSTR ETF(a)	Defiance Leveraged Long + Income PLTR ETF(b)	Defiance Leveraged Long + Income SMCI ETF(c)
INVESTMENT INCOME:
Dividend income	$71,010	$372	$999
Interest income	371,130	285	817
Total investment income	442,140	657	1,816

EXPENSES:
Investment advisory fee (Note 4)	445,720	1,685	2,219
Interest expense	354,620	81	1,061
Total expenses	800,340	1,766	3,280
Expense reimbursement by Adviser	(38,007)	–	–
Net expenses	762,333	1,766	3,280
NET INVESTMENT LOSS	(320,193)	(1,109)	(1,464)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(25,538,757)	16,955	108,451
Written option contracts	11,979,995	11,253	15,043
Swap contracts	(49,538,649)	(88,322)	(23,249)
Net realized gain (loss)	(63,097,411)	(60,114)	100,245
Net change in unrealized appreciation (depreciation) on:
Investments	1,144,089	8,496	66,596
Written option contracts	(969,496)	(13,183)	169
Swap contracts	6,651,551	126,584	176,015
Net change in unrealized appreciation (depreciation)	6,826,144	121,897	242,780
Net realized and unrealized gain (loss)	(56,271,267)	61,783	343,025
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,591,460)	$60,674	$341,561

(a)	Inception date of the Fund was May 1, 2025.

(b)	Inception date of the Fund was August 18, 2025.

(c)	Inception date of the Fund was August 19, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Enhanced Long Vol ETF (Consolidated)	Defiance Leveraged Long + Income AMD ETF	Defiance Leveraged Long + Income Ethereum ETF	Defiance Leveraged Long + Income HIMS ETF
	Period ended September 30, 2025(a) (Unaudited)	Period ended September 30, 2025(b) (Unaudited)	Period ended September 30, 2025(c) (Unaudited)	Period ended September 30, 2025(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,893	$(1,298)	$(512)	$(1,151)
Net realized gain (loss)	(251,251)	(24,159)	(164,011)	106,164
Net change in unrealized appreciation (depreciation)	(253,916)	(26,788)	(6,479)	404,713
Net increase (decrease) in net assets from operations	(502,274)	(52,245)	(171,002)	509,726

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(36,635)	–	(108,683)
Total distributions to shareholders	–	(36,635)	–	(108,683)

CAPITAL TRANSACTIONS:
Shares sold	3,872,163	1,000,000	2,711,800	3,327,103
Net increase (decrease) in net assets from capital transactions	3,872,163	1,000,000	2,711,800	3,327,103

NET INCREASE (DECREASE) IN NET ASSETS	3,369,889	911,120	2,540,798	3,728,146

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$3,369,889	$911,120	$2,540,798	$3,728,146

SHARES TRANSACTIONS
Shares sold	225,000	50,000	150,000	150,000
Total increase (decrease) in shares outstanding	225,000	50,000	150,000	150,000

(a)	Inception date of the Fund was August 7, 2025.

(b)	Inception date of the Fund was August 19, 2025.

(c)	Inception date of the Fund was September 17, 2025.

(d)	Inception date of the Fund was August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Leveraged Long + Income HOOD ETF	Defiance Leveraged Long + Income MSTR ETF	Defiance Leveraged Long + Income PLTR ETF	Defiance Leveraged Long + Income SMCI ETF
	Period ended September 30, 2025(a) (Unaudited)	Period ended September 30, 2025(b) (Unaudited)	Period ended September 30, 2025(a) (Unaudited)	Period ended September 30, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,043)	$(320,193)	$(1,109)	$(1,464)
Net realized gain (loss)	(96,880)	(63,097,411)	(60,114)	100,245
Net change in unrealized appreciation (depreciation)	634,584	6,826,144	121,897	242,780
Net increase (decrease) in net assets from operations	536,661	(56,591,460)	60,674	341,561

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(49,665)	(26,092,593)	(41,528)	(72,250)
Total distributions to shareholders	(49,665)	(26,092,593)	(41,528)	(72,250)

CAPITAL TRANSACTIONS:
Shares sold	1,501,583	181,482,950	1,486,490	1,428,213
Shares redeemed	–	(25,823,273)	–	–
Net increase (decrease) in net assets from capital transactions	1,501,583	155,659,677	1,486,490	1,428,213

NET INCREASE (DECREASE) IN NET ASSETS	1,988,579	72,975,624	1,505,636	1,697,524

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$1,988,579	$72,975,624	$1,505,636	$1,697,524

SHARES TRANSACTIONS
Shares sold	75,000	9,825,000	75,000	75,000
Shares redeemed	–	(1,600,000)	–	–
Total increase (decrease) in shares outstanding	75,000	8,225,000	75,000	75,000

(a)	Inception date of the Fund was August 18, 2025.

(b)	Inception date of the Fund was May 1, 2025.

(c)	Inception date of the Fund was August 19, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Enhanced Long Vol ETF (Consolidated)

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	(5.05)
Total from investment operations	(5.02)

Net asset value, end of period	$14.98

TOTAL RETURN(d)	-25.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,370
Ratio of expenses to average net assets(e)	1.63%
Ratio of interest expense to average net assets(e)	0.14%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	1.25%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 7, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

23
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income AMD ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(1.02)
Total from investment operations	(1.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)
Total distributions	(0.73)
Net asset value, end of period	$18.22

TOTAL RETURN(d)	-5.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$911
Ratio of expenses to average net assets(e)	1.68%
Ratio of interest expense to average net assets(e)	0.19%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(1.25)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

24
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income Ethereum ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(3.05)
Total from investment operations	(3.06)

Net asset value, end of period	$16.94

TOTAL RETURN(d)	-15.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,541
Ratio of expenses to average net assets(e)	1.56%
Ratio of interest expense to average net assets(e)	0.07%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(0.93)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was September 17, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

25
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income HIMS ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	6.32
Total from investment operations	6.30

LESS DISTRIBUTIONS FROM:
Net investment income	(1.45)
Total distributions	(1.45)
Net asset value, end of period	$24.85

TOTAL RETURN(d)	33.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,728
Ratio of expenses to average net assets(e)	1.59%
Ratio of interest expense to average net assets(e)	0.10%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(0.64)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

26
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income HOOD ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	7.42
Total from investment operations	7.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)
Total distributions	(0.89)
Net asset value, end of period	$26.51

TOTAL RETURN(d)	38.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,989
Ratio of expenses to average net assets(e)	1.63%
Ratio of interest expense to average net assets(e)	0.14%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(0.87)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

27
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income MSTR ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	(6.70)
Total from investment operations	(6.76)

LESS DISTRIBUTIONS FROM:
Net investment income	(4.37)
Total distributions	(4.37)
Net asset value, end of period	$8.87

TOTAL RETURN(d)	-41.08%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,976
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.32%
After expense reimbursement/recoupment(e)	2.21%
Ratio of interest expense to average net assets(e)	1.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.18%
Ratio of net investment income (loss) to average net assets(e)	(0.93)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was May 1, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

28
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income PLTR ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	0.85
Total from investment operations	0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)
Total distributions	(0.75)
Net asset value, end of period	$20.08

TOTAL RETURN(d)	4.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,506
Ratio of expenses to average net assets(e)	1.56%
Ratio of interest expense to average net assets(e)	0.07%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(0.98)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

29
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Leveraged Long + Income SMCI ETF

Period ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	3.69
Total from investment operations	3.67

LESS DISTRIBUTIONS FROM:
Net investment income	(1.04)
Total distributions	(1.04)
Net asset value, end of period	$22.63

TOTAL RETURN(d)	19.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,698
Ratio of expenses to average net assets(e)	2.20%
Ratio of interest expense to average net assets(e)	0.71%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.49%
Ratio of net investment income (loss) to average net assets(e)	(0.98)%
Portfolio turnover rate(d)(f)	–%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

30
The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance Enhanced Long Vol ETF (the “VIXI ETF”)	August 7, 2025
Defiance Leveraged Long + Income AMD ETF (the “AMDU ETF”)	August 19, 2025
Defiance Leveraged Long + Income Ethereum ETF (the “ETHI ETF”)	September 17, 2025
Defiance Leveraged Long + Income HIMS ETF (the “HIMY ETF”)	August 18, 2025
Defiance Leveraged Long + Income HOOD ETF (the “HOOI ETF”)	August 18, 2025
Defiance Leveraged Long + Income MSTR ETF (the “MST ETF”)	May 1, 2025
Defiance Leveraged Long + Income PLTR ETF (the “PLT ETF”)	August 18, 2025
Defiance Leveraged Long + Income SMCI ETF (the “SMCC ETF”)	August 19, 2025

The VIXI ETF’s primary investment objective is to seek total returns during periods of heightened market volatility and market declines.

The AMDU ETF, ETHI ETF, HIMY ETF, HOOI ETF, MST ETF, PLT ETF, and SMCC ETF each have a primary investment objective to seek long-term capital appreciation, with a secondary objective to seek current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

VIXI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$35,480	$–	$35,480
U.S. Treasury Bills	–	1,101,838	–	1,101,838
Money Market Funds	1,880	–	–	1,880
Total Investments	$1,880	$1,137,318	$–	$1,139,198

Liabilities:
Investments:
Written Options	$–	$(196,740)	$–	$(196,740)
Total Investments	$–	$(196,740)	$–	$(196,740)

Other Financial Instruments:
Futures Contracts*	$(130,402)	$–	$–	$(130,402)
Total Other Financial Instruments	$(130,402)	$–	$–	$(130,402)

AMDU ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$114,282	$–	$114,282
U.S. Treasury Bills	–	75,628	–	75,628
Money Market Funds	47,746	–	–	47,746
Total Investments	$47,746	$189,910	$–	$237,656

Liabilities:

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Investments:
Written Options	$–	$(14,245)	$–	$(14,245)
Total Investments	$–	$(14,245)	$–	$(14,245)

Other Financial Instruments:
Total Return Swaps*	$–	$(34,027)	$–	$(34,027)
Total Other Financial Instruments	$–	$(34,027)	$–	$(34,027)

ETHI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$170,678	$–	$170,678
U.S. Treasury Bills	–	163,860	–	163,860
Money Market Funds	103,626	–	–	103,626
Total Investments	$103,626	$334,538	$–	$438,164

Other Financial Instruments:
Total Return Swaps*	$–	$6,513	$–	$6,513
Total Other Financial Instruments	$–	$6,513	$–	$6,513

Liabilities:
Investments:
Written Options	$–	$(107,325)	$–	$(107,325)
Total Investments	$–	$(107,325)	$–	$(107,325)

HIMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$538,012	$–	$538,012
U.S. Treasury Bills	–	290,877	–	290,877
Money Market Funds	239,910	–	–	239,910
Total Investments	$239,910	$828,889	$–	$1,068,799

Other Financial Instruments:
Total Return Swaps*	$–	$429,758	$–	$429,758
Total Other Financial Instruments	$–	$429,758	$–	$429,758

Liabilities:
Investments:
Written Options	$–	$(188,800)	$–	$(188,800)
Total Investments	$–	$(188,800)	$–	$(188,800)

HOOI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$204,345	$–	$204,345
Money Market Funds	223,012	–	–	223,012
U.S. Treasury Bills	–	96,959	–	96,959
Total Investments	$223,012	$301,304	$–	$524,316

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Other Financial Instruments:
Total Return Swaps*	$–	$563,724	$–	$563,724
Total Other Financial Instruments	$–	$563,724	$–	$563,724

Liabilities:
Investments:
Written Options		$(25,043)	$–	$(25,043)
Total Investments		$(25,043)	$–	$(25,043)

MST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,800,362	$–	$8,800,362
U.S. Treasury Securities	–	365,001	–	365,001
U.S. Treasury Bills	–	6,494,652	–	6,494,652
Money Market Funds	2,985,145	–	–	2,985,145
Total Investments	$2,985,145	$15,660,015	$–	$18,645,160

Other Financial Instruments:
Total Return Swaps*	$–	$7,057,582	$–	$7,057,582
Total Other Financial Instruments	$–	$7,057,582	$–	$7,057,582

Liabilities:
Investments:
Written Options	$–	$(2,469,750)	$–	$(2,469,750)
Total Investments	$–	$(2,469,750)	$–	$(2,469,750)

Other Financial Instruments:
Total Return Swaps*	$–	$(406,031)	$–	$(406,031)
Total Other Financial Instruments	$–	$(406,031)	$–	$(406,031)

PLT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$98,018	$–	$98,018
U.S. Treasury Bills	–	96,959	–	96,959
Money Market Funds	52,294	–	–	52,294
Total Investments	$52,294	$194,977	$–	$247,271

Other Financial Instruments:
Total Return Swaps*	$–	$126,584	$–	$126,584
Total Other Financial Instruments	$–	$126,584	$–	$126,584

Liabilities:
Investments:
Written Options	$–	$(41,205)	$–	$(41,205)
Total Investments	$–	$(41,205)	$–	$(41,205)

SMCC ETF

	Level 1	Level 2	Level 3	Total
Assets:

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Investments:
Purchased Options	$–	$338,085	$–	$338,085
U.S. Treasury Bills	–	336,012	–	336,012
Money Market Funds	179,877	–	–	179,877
Total Investments	$179,877	$674,097	$–	$853,974

Other Financial Instruments:
Total Return Swaps*	$–	$176,015	$–	$176,015
Total Other Financial Instruments	$–	$176,015	$–	$176,015

Liabilities:
Investments:
Written Options	$–	$(17,400)	$–	$(17,400)
Total Investments	$–	$(17,400)	$–	$(17,400)

* The fair value of each Fund's total return swaps represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedules of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with

Notes to the Financial Statements (Unaudited)	Defiance ETFs

respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.

Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended September 30, 2025, each Fund’s monthly average notional value is described below:

		Average
Fund	Instrument	Notional Amount

VIXI ETF	Purchased Options	$2,952,757
	Written Options	(2,952,757)
	Futures	1,599,205

AMDU ETF	Purchased Options	1,370,780
	Written Options	(932,813)
	Total Return Swaps	1,421,524

ETHI ETF	Purchased Options	2,977,695
	Written Options	(2,505,045)
	Total Return Swaps	4,496,477

Notes to the Financial Statements (Unaudited)	Defiance ETFs

HIMY ETF	Purchased Options	$3,753,437
	Written Options	(2,484,170)
	Total Return Swaps	3,717,405

HOOI ETF	Purchased Options	1,860,730
	Written Options	(1,387,787)
	Total Return Swaps	2,311,895

MST ETF	Purchased Options	122,378,129
	Written Options	(89,638,373)
	Total Return Swaps	146,537,251

PLT ETF	Purchased Options	1,482,806
	Written Options	(1,155,368)
	Total Return Swaps	1,972,451

SMCC ETF	Purchased Options	2,008,397
	Written Options	(1,297,327)
	Total Return Swaps	1,878,294

Statements of Assets and Liabilities

Fair value of derivative instruments as of September 30, 2025:

	Asset Derivatives		Liability Derivatives

Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet

		Unrealized appreciation for		Unrealized depreciation for
		futures contracts		futures contracts
	Futures Contracts		Futures Contracts
VIXI ETF
(Consolidated)	Equity Risk	$-	Equity Risk	$130,402

Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet

		Investments, at value		Written Options Contracts,
				at value

	Purchased Options		Written Options
VIXI ETF
(Consolidated)	Equity Risk	$35,480	Equity Risk	$196,740
AMDU ETF	Equity Risk	114,282	Equity Risk	14,245
ETHI ETF	Equity Risk	170,678	Equity Risk	107,325
HIMY ETF	Equity Risk	538,012	Equity Risk	188,800
HOOI ETF	Equity Risk	204,345	Equity Risk	25,043
MST ETF	Equity Risk	8,800,362	Equity Risk	2,469,750
PLT ETF	Equity Risk	98,018	Equity Risk	41,205
SMCC ETF	Equity Risk	338,085	Equity Risk	17,400

Notes to the Financial Statements (Unaudited)	Defiance ETFs

	Asset Derivatives		Liability Derivatives

Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Unrealized appreciation for		Unrealized depreciation for
	Swap contracts	swap contracts	Swap contracts	swap contracts
AMDU ETF	Equity Risk	$-	Equity Risk	$34,027
ETHI ETF	Equity Risk	6,513	Equity Risk	-
HIMY ETF	Equity Risk	429,758	Equity Risk	-
HOOI ETF	Equity Risk	563,724	Equity Risk	-
MST ETF	Equity Risk	7,057,582	Equity Risk	406,031
PLT ETF	Equity Risk	126,584	Equity Risk	-
SMCC ETF	Equity Risk	176,015	Equity Risk	-

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended September 30, 2025:

Fund:	Instrument:	Location:	Instrument:	Location:

		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments

	Purchased options		Purchased options

VIXI ETF
(Consolidated)	Equity Risk	$(9,836)	Equity Risk	$(44,920)

AMDU ETF	Equity Risk	(34,126)	Equity Risk	10,707

ETHI ETF	Equity Risk	(84,044)	Equity Risk	18,427

HIMY ETF	Equity Risk	355,495	Equity Risk	(60,011)

HOOI ETF	Equity Risk	138,757	Equity Risk	82,549

MST ETF	Equity Risk	(25,505,044)	Equity Risk	1,136,399

PLT ETF	Equity Risk	28,318	Equity Risk	8,430

Notes to the Financial Statements (Unaudited)	Defiance ETFs

SMCC ETF	Equity Risk	$108,588	Equity Risk	$66,666

Fund:	Instrument:	Location:	Instrument:	Location:

		Net realized gain (loss) from written option contracts		Net change in unrealized appreciation (depreciation) on written option contracts

	Written options		Written options

VIXI ETF
(Consolidated)	Equity Risk	$(11,029)	Equity Risk	$(79,668)

AMDU ETF	Equity Risk	41,021	Equity Risk	(3,435)

ETHI ETF	Equity Risk	45,466	Equity Risk	(31,196)

HIMY ETF	Equity Risk	(182,399)	Equity Risk	34,905

HOOI ETF	Equity Risk	(160,865)	Equity Risk	(11,755)

MST ETF	Equity Risk	11,979,995	Equity Risk	(969,496)

PLT ETF	Equity Risk	11,253	Equity Risk	(13,183)

SMCC ETF	Equity Risk	15,043	Equity Risk	169

Fund:	Instrument:	Location:	Instrument:	Location:

	Swap contracts	Net realized gain (loss) from swap contracts	Swap contracts	Net change in unrealized appreciation (depreciation) on swap contracts
VIXI ETF
(Consolidated)	Equity Risk	$-	Equity Risk	$-
AMDU ETF	Equity Risk	(30,954)	Equity Risk	(34,027)
ETHI ETF	Equity Risk	(123,338)	Equity Risk	6,513
HIMY ETF	Equity Risk	(66,811)	Equity Risk	429,758
HOOI ETF	Equity Risk	(74,652)	Equity Risk	563,724
MST ETF	Equity Risk	(49,538,649)	Equity Risk	6,651,551

Notes to the Financial Statements (Unaudited)	Defiance ETFs

PLT ETF	Equity Risk	$(88,322)	Equity Risk	$126,584
SMCC ETF	Equity Risk	(23,249)	Equity Risk	176,015

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of September 30, 2025.

Description	Counterparty	Investment Type	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
		Total Return Swap Contracts
AMDU ETF
Assets			$-	$-	$-	$-	$-	$-
Liabilities	Cantor Fitzgerald & Co.		$34,027	$-	$34,027	$-	$34,027	$-
ETHI ETF
Assets	Clear Street LLC		$6,513	$-	$6,513	$-	$-	$6,513
Liabilities	Marex Capital Markets, Inc.		$-	$-	$-	$-	$-	$-
HIMY ETF
Assets	Cantor Fitzgerald & Co.		$109,069	$-	$109,069	$-	$-	$109,069
	Clear Street LLC		$299,151	$-	$299,151	$-	$-	$299,151
	Marex Capital Markets, Inc.		$21,538	$-	$21,538	$-	$-	$21,538
Liabilities			$-	$-	$-	$-	$-	$-
HOOI ETF
Assets	Cantor Fitzgerald & Co.		$122,408	$-	$122,408	$-	$-	$122,408
	Clear Street LLC		$318,016	$-	$318,016	$-	$-	$318,016
	Marex Capital Markets, Inc.		$123,300	$-	$123,300	$-	$-	$123,300
Liabilities			$-	$-	$-	$-	$-	$-
MST ETF
Assets	Cantor Fitzgerald & Co.		$1,378,017	$-	$1,378,017	$-	$-	$1,378,017
	Marex Capital Markets, Inc.		$5,679,565	$-	$5,679,565	$-	$-	$5,679,565
Liabilities	Clear Street LLC		$406,031	$-	$406,031	$-	$406,031	$-

Notes to the Financial Statements (Unaudited)	Defiance ETFs

PLT ETF
Assets	Cantor Fitzgerald & Co.	$65,065	$-	$65,065	$-	$-	$65,065

	Clear Street LLC	$61,519	$-	$61,519	$-	$-	$61,519

Liabilities		$-	$-	$-	$-	$-	$-

SMCC ETF
Assets	Cantor Fitzgerald & Co.	$161,129	$-	$161,129	$-	$-	$161,129

	Marex Capital Markets, Inc.	$14,886	$-	$14,886	$-	$-	$14,886

Liabilities		$-	$-	$-	$-	$-	$-

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of September 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The VIXI ETF recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.K.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D.  Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.  Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the VIXI ETF are declared and paid annually. Distribution to shareholders from net investment income, if any, for the AMDU ETF, ETHI ETF, HIMY ETF, HOOI, ETF, MST ETF, PLT ETF, and SMCC ETF are declared and paid weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

Notes to the Financial Statements (Unaudited)	Defiance ETFs

the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Share Valuation. The net asset value (“NAV”) per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s Shares will not be priced on the days on which the NASDAQ is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K. Basis for Consolidation for the VIXI ETF. The Fund may invest up to 25% of its total assets in the Defiance Enhanced Long Vol Cayman Subsidiary (the “VIXI ETF Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements. The Fund had $541,209 or 16.1% of its net assets invested in the Subsidiary as of September 30, 2025.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Derivatives Risk (VIXI ETF only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Any financing, borrowing or other costs associated with using swap transactions may have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

Derivatives Risks (AMDU ETF, ETHI ETF, HIMY ETF, HOOI ETF, MST ETF, PLT ETF, and SMCC ETF only). The Funds’ derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve their investment goals depends on the ability of the Adviser to structure such swap agreements in accordance with the Funds’ investment objectives and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an Underlying Security, the Funds may not meet their stated investment objectives. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Funds’ return.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an Underlying Security has a dramatic move that causes a material decline in the Funds’ net assets, the terms of a swap agreement between the Funds and their counterparties may permit the counterparty to immediately close out the swap transaction with the Funds. In that event, the Funds may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Funds’ investment objectives. This may prevent the Funds from achieving their leveraged investment objectives, even if the Underlying Security later reverses all or a portion of its movement.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Funds invest are substantially influenced by the value of the Underlying Security. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds intend to continuously maintain indirect exposure to the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Funds may incur losses if the value of an Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Leverage Risk (AMDU ETF, ETHI ETF, HIMY ETF, HOOI ETF, MST ETF, PLT ETF, and SMCC ETF only). As part of the Funds’ principal investment strategy, the Funds will make investments in swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Securities, as well as the potential for greater loss. If the Funds use leverage through purchasing derivative instruments, the Funds have the risk that losses may exceed the net assets of the Funds. The NAV of the each Fund while employing leverage will be more volatile and sensitive to market movements.

VIX Futures Contract Volatility Risk. (VIXI ETF only). The Fund invests in futures contracts on the VIX, which are highly volatile and may subject the Fund to significant investment risk. VIX futures contracts derive their value from expectations of future volatility in the S&P 500 Index and do not directly track the spot level of the VIX. As such, the performance of VIX futures contracts can deviate significantly from the actual changes in the VIX, particularly over short periods..

VIX futures are typically more sensitive to market expectations and can exhibit extreme price fluctuations in response to sudden changes in market sentiment, geopolitical events, macroeconomic data releases, or systemic financial stress. These contracts tend to increase in value during periods of acute market turmoil, but may lose value rapidly when volatility subsides. Moreover, the pricing of VIX futures is often affected by structural market dynamics such as contango (when longer-dated futures prices are higher than near-term futures) or backwardation (when the reverse is true), which can lead to the erosion of returns over time, particularly for long positions in VIX futures held during extended periods of low or stable volatility.

AMD, Inc. Risk (AMDU ETF only). The Fund invests in swap contracts and options that are based on the share price of AMD. This subjects the Fund to the risk that AMD’s share price decreases. If the share price of AMD decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of AMD, the Fund may also be subject to the following risks:

Indirect Investment in AMD, Inc. Risk. AMD, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AMD, Inc. but will be exposed to the performance of AMD (the Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AMD Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put

Notes to the Financial Statements (Unaudited)	Defiance ETFs

pressure on the supply and demand for the common stock of AMD, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of AMD, Inc. may additionally impact AMD, Inc.’s stock price due to AMD, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AMD, Inc. in the past. While AMD, Inc. continues to defend such actions, any judgment against AMD, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of AMD, Inc.’s attention and resources. If AMD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AMD, Inc. Performance Risk. AMD, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. AMD, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMD, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AMD, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMD, Inc. could decline significantly.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Hims & Hers Health Inc. Risk (HIMY ETF only). The Fund invests in swap contracts and options that are based on the share price of HIMS. This subjects the Fund to the risk that HIMS’s share price decreases. If the share price of HIMS decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of HIMS, the Fund may also be subject to the following risks:

Indirect Investment in Hims & Hers Health, Inc. Risk. Hims & Hers Health, Inc. is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Hims & Hers Health, Inc. but will be exposed to the performance of HIMS (the “Underlying Security”). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

HIMS Trading Risk. The trading price of HIMS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HIMS, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HIMS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HIMS, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Hims & Hers Health, Inc. Performance Risk. Hims & Hers Health, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HIMS to decline. Hims & Hers Health, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Hims & Hers Health, Inc. provides may not ultimately be accurate. If Hims & Hers Health, Inc.’s guidance is not accurate or varies from actual

Notes to the Financial Statements (Unaudited)	Defiance ETFs

results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Hims & Hers Health, Inc. could decline significantly.

Healthcare Providers & Services Industry Risk. The healthcare providers and services industry can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Business Risk. Hims & Hers Health, Inc.’s limited operating history and evolving business model make it difficult to evaluate its prospects, and fluctuations in its operational results and key performance metrics could lead to unmet investor expectations. The ability to expand offerings, attract and retain customers, and navigate evolving privacy, healthcare, and regulatory frameworks is critical; failure in these areas could materially and adversely impact Hims & Hers Health, Inc.’s business and financial condition. Hims & Hers Health, Inc. operates in highly competitive markets, facing challenges from established healthcare providers, retailers, pharmaceutical companies, and technology firms, which may affect its competitive position. Additionally, the success of Hims & Hers Health, Inc. is heavily reliant on its brand reputation, relationships with healthcare providers and medical groups, and compliance with complex healthcare and pharmacy regulations. Security breaches, data loss, legal proceedings, or regulatory changes could harm its operations and reputation. Hims & Hers Health, Inc. may require additional capital to support growth, which may not be available on favorable terms. Furthermore, its dual-class stock structure concentrates voting power with the company’s CEO, limiting investors’ influence on critical decisions.

Robinhood Markets, Inc. Risk (HOOI ETF only). The Fund invests in swap contracts and options that are based on the share price of HOOD. This subjects the Fund to the risk that HOOD’s share price decreases. If the share price of HOOD decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of HOOD, the Fund may also be subject to the following risks:

Indirect Investment in Robinhood Markets, Inc. Risk. Robinhood Markets, Inc. is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Robinhood Markets, Inc. but will be exposed to the performance of HOOD (the “Underlying Security”). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

HOOD Trading Risk. The trading price of HOOD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HOOD, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HOOD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HOOD, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Robinhood Markets, Inc. Performance Risk. Robinhood Markets, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HOOD to decline. Robinhood Markets, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Robinhood Markets, Inc. provides may not ultimately be accurate. If Robinhood Markets, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Robinhood Markets, Inc. could decline significantly.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

Robinhood Markets, Inc. Operational Risk. Robinhood Markets, Inc.’s plans to venture into new international markets introduces significant uncertainties that may not yield desired outcomes. Operations are subject to complex and evolving laws, with non-compliance posing threats to Robinhood Markets, Inc.’s business. Past and potential future regulatory investigations, settlements, and litigation could lead to substantial costs and reputational damage. Intense competition from rivals with greater resources threatens Robinhood Markets, Inc.’s market position and revenue. Failure to retain existing customers or attract new ones, coupled with reduced usage of products and services, may result in declining revenue. Moreover, failure to develop and monetize innovative offerings could diminish competitiveness and revenue streams.

Dependence on complex software and systems entails the risk of interruptions, instability, and flaws, potentially disrupting operations. Reliance on third-party entities for critical functions exposes the company to risks associated with their performance. Additionally, incorporating AI technologies present business, compliance, and reputational risks. Cybersecurity breaches targeting the company’s systems or customer data could lead to significant financial and reputational damage. Failure to maintain required net capital levels may result in restrictions and regulatory actions.

Risks associated with the effectiveness of compliance and risk management policies and procedures may impact operations under different market conditions. Operating in the highly volatile digital asset market exposes the company to uncertainties and fluctuations affecting trading volumes and revenues.

Regulatory uncertainties surrounding digital asset classification and compliance could lead to scrutiny, fines, and penalties. The complexity of rapidly evolving and difficult-to-interpret digital asset laws and regulations poses challenges and compliance risks. Offering payment and spending services introduces risks related to illegal payments, customer asset loss, disputes, and liabilities. Future issuances of stock may lead to significant dilution, impacting shareholder value. Lastly, concentrated voting power with founders and multi-class stock structures limit shareholder influence over company decisions.

Financial Exchanges and Data Industry Risk. The industry is highly susceptible to fluctuations in economic conditions, changes in market sentiment, and regulatory alterations, which can significantly affect market volatility and trading volumes. Technological disruptions or failures, including cybersecurity breaches, could compromise user data and disrupt trading activities, potentially leading to financial losses for both the company and its users. Additionally, the competitive landscape, with rapid technological advancements and the emergence of new competitors, could impact HOOD’s market share and profitability. Such factors could adversely affect HOOD’s business performance and stock price and, in turn, negatively impact the Fund.

Global Crypto Asset Trading Platform Risk. Robinhood Markets, Inc. has announced plans to expand its crypto asset business. Such an expansion will subject Robinhood Markets, Inc. to risks related to regulatory compliance, such as the potential for increased scrutiny, enhanced anti-money laundering (AML) and know your customer (KYC) requirements, and the need for additional licenses in various jurisdictions. Operational risks will also arise from the complexities of integrating the new platform’s operations, technology, and culture, as well as the need to bolster system security and manage a more extensive technology infrastructure. Market risks, including high volatility and liquidity management challenges, will become more pronounced. Reputational risks could emerge from potential security breaches, operational failures, or regulatory violations, affecting customer trust and market perception. Legal risks may increase due to potential litigation and intellectual property issues. Additionally, Robinhood Markets, Inc. will be subject to financial risks associated with the capital investment required for the expansion.

Palantir Technologies, Inc. Risk (PLT ETF only). The Fund invests in swap contracts and options that are based on the share price of PLTR. This subjects the Fund to the risk that PLTR’s share price decreases. If the share price of PLTR decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of PLTR, the Fund may also be subject to the following risks:

Indirect Investment in Palantir Technologies, Inc. Risk. Palantir Technologies, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PLTR but will be exposed to the performance of PLTR (the “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Notes to the Financial Statements (Unaudited)	Defiance ETFs

PLTR Trading Risk. The trading price of PLTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PLTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of PLTR, further influencing volatility in its market price. Public perception and other factors outside of the control of PLTR may additionally impact PLTR’s stock price due to PLTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PLTR in the past. While PLTR continues to defend such actions, any judgment against PLTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of PLTR’s attention and resources. If PLTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Palantir Technologies, Inc. Performance Risk. Palantir Technologies, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PLTR to decline. Palantir Technologies, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Palantir Technologies, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Palantir Technologies, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Palantir Technologies, Inc. could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

AI Platform Risk. Palantir Technologies, Inc. has launched an AI (artificial intelligence) platform, which subjects Palantir Technologies, Inc. to additional risks, including challenges in developing and deploying new technologies to meet customer needs and ensuring compatibility with third-party products and services. Palantir Technologies, Inc. may struggle to hire, retain, and train qualified personnel, which is crucial for meeting customer demand. The use of AI could lead to reputational harm or liability issues, and there may be difficulties in obtaining, maintaining, protecting, and enforcing intellectual property rights. Additionally, the platform could encounter real or perceived errors, failures, defects, or bugs, and reliance on third-party technology could pose risks if it becomes difficult to replace or causes errors. Finally, Palantir Technologies, Inc.’s AI platform will be subject to complex and evolving U.S. and non-U.S. laws and regulations regarding privacy, data protection, security, and technology protection.

Super Micro Computer, Inc. Risk (SMCC ETF only). The Fund invests in swap contracts and options that are based on the share price of SMCI. This subjects the Fund to the risk that SMCI’s share price decreases. If the share price of SMCI decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of SMCI, the Fund may also be subject to the following risks:

Indirect Investment in Super Micro Computer, Inc. Risk. Super Micro Computer, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not

Notes to the Financial Statements (Unaudited)	Defiance ETFs

have voting rights and will not be able to influence management of Super Micro Computer, Inc. but will be exposed to the performance of SMCI (the “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

SMCI Trading Risk. The trading price of SMCI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SMCI may be traded by short sellers which may put pressure on the supply and demand for the common stock of Super Micro Computer, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Super Micro Computer, Inc. may additionally impact SMCI’s stock price due to Super Micro Computer, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Super Micro Computer, Inc. in the past. While Super Micro Computer, Inc. continues to defend such actions, any judgment against Super Micro Computer, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Super Micro Computer, Inc.’s attention and resources. If SMCI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Super Micro Computer, Inc. Performance Risk. Super Micro Computer, Inc. faces several operational and execution risks that could adversely impact its business operations and financial performance. Adverse economic conditions may harm the company’s overall business, while recent events in eastern Europe and the Taiwan Strait pose additional challenges and uncertainties. Fluctuations in quarterly operating results, unpredictability in revenue and margins, and the concentration of larger customers and sales opportunities are factors contributing to operational volatility. Additionally, failure to meet financial guidance, challenges in securing favorable financing, and risks associated with inventory management and supply chain disruptions further compound these risks. Cybersecurity threats, difficulties in expanding and retaining the sales force, and potential conflicts of interest with affiliated companies add complexity to operational management. Moreover, reliance on key personnel, potential confusion in sales channels, and challenges in attracting and integrating key employees also contribute to operational uncertainties.

Strategic and Industry Risk. Expanding international operations, managing growth effectively, and responding to technological trends are critical strategic challenges for Super Micro Computer, Inc. The company operates in a highly competitive market, and industry consolidation could intensify competition. Dependence on suppliers, indirect sales channels, and the need for continuous product innovation further highlight industry-specific risks. Quality control issues, fluctuations in corporate ventures, and challenges in managing international business operations also pose strategic concerns for Super Micro Computer, Inc.

Additional & Technology-Related Risk. Super Micro Computer, Inc. faces additional risks specific to its operations, including significant reliance on a limited number of key suppliers, which could disrupt production if supply chain issues arise. Super Micro Computer, Inc. is also vulnerable to rapid technological changes in the industry, necessitating continuous innovation and investment in research and development. Super Micro Computer, Inc.’s global operations expose it to geopolitical risks, currency fluctuations, and compliance with diverse regulatory environments. Moreover, Super Micro Computer, Inc.’s dependence on key personnel means that the loss of any critical team members could adversely affect its business.

Delisting Risk. Super Micro Computer, Inc. previously announced that it had received a notification letter from Nasdaq, dated September 17, 2024, indicating that the company was not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires timely filing of periodic reports with the SEC. This notice was triggered by SMCI’s delay in filing its Annual Report on Form 10-K for the fiscal year ended June 30, 2024. On February 25, 2025, SMCI filed its Form 10-K, along with its Quarterly Reports on Form 10-Q for the first and second quarters of its fiscal year 2025, thereby regaining compliance with Nasdaq’s reporting requirements. While SMCI is currently in good standing with respect to Nasdaq listing standards, there can be no assurance that it will continue to meet its reporting obligations in a timely manner in the future. Any future failure to comply with Nasdaq’s listing requirements, including timely filings, could result in SMCI’s common stock being delisted from Nasdaq, which would prevent the Fund from continuing to operate.

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Underlying Exchange Traded Products (“ETPs”) Risk (ETHI ETF only). The Fund’s investment strategy, involving indirect exposure to ether through one or more ETPs, is subject to uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets:

Ether ETP Risks. Investing in an Underlying ETP that focuses on ether, indirectly via derivatives like futures contracts, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying ETP. Additionally, each Underlying ETP, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying ETP.

Ether Investment Risk. The Fund’s indirect investment in ether, through holdings in one or more Underlying ETPs, exposes it to the unique risks of this emerging innovation. Ether is a relatively new cryptocurrency and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether (i.e., ether that is deposited to support the Ethereum Network), they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

The value of ether may be substantially dependent on speculation, such that trading and investing in ether generally may not be based on fundamental analysis. The exposure of ether to instability and other speculative parts of the blockchain crypto industry, such as an event that is not necessarily related to the security or utility of the Ethereum Network, can nonetheless precipitate a significant decline in the price of ether. There are risks related to fragmentation and lack of regulatory compliance with regard to crypto asset trading platforms. The crypto asset trading platforms upon which ether is traded and which may serve as a pricing source of the valuation of ether linked derivatives held by an Underlying ETP are or may become subject to enforcement actions by regulatory authorities.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, Underlying ETPs and the Fund.

Additionally, legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Underlying ETPs and/or the Fund could decline significantly and without warning, including to zero.

Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, Underlying ETPs and the Fund. A fork may be intentional, such as the “Merge”. The Merge refers to protocol changes altering the method by which transactions are validated.

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can

Notes to the Financial Statements (Unaudited)	Defiance ETFs

be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts, which can impact the Underlying ETPs.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Underlying ETPs’ ability to achieve their desired exposure to ether futures contracts, thereby impacting the Fund. If the Underlying ETPs are unable to achieve their targeted exposure, the Fund may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require Underlying ETPs to liquidate their positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Underlying ETPs, and thereby the Fund, to significant risks. These risks include counterparty risk and liquidity risk.

The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts (i.e., futures contracts whose delivery dates are relatively far in the future) is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Underlying ETPs are invested in back-month ether future contracts, their performance, and thereby the performance of the Fund, should be expected to deviate more significantly from the performance of ether.

MSTR Risk (MST ETF only). The Fund invests in swap contracts and options that are based on the share price of MSTR. This subjects the Fund to the risk that MSTR’s share price decreases. If the share price of MSTR decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of MSTR, the Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR (the “Underlying Security”). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s share price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned

Notes to the Financial Statements (Unaudited)	Defiance ETFs

cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its investments in options contracts that reference MSTR. Investing in bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopts updates to the existing blockchain protocol); and (iv) development of so-called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
VIXI ETF	1.49%
AMDU ETF	1.49%

Notes to the Financial Statements (Unaudited)	Defiance ETFs

ETHI ETF	1.49%
HIMY ETF	1.49%
HOOI ETF	1.49%
MST ETF	1.29%
PLT ETF	1.49%
SMCC ETF	1.49%

The Adviser has contractually agreed to reduce its Management Fee for the MST ETF to 1.18% until at least August 31, 2026 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. Investment Advisory Fees for the period ended September 30, 2025 are disclosed in the Statements of Operations.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended September 30, 2025 are disclosed in the Statements of Operations.

The Adviser serves as the investment adviser to the VIXI ETF Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company, pursuant to the Subsidiary Trading Agreement. Pursuant to the Subsidiary Trading Agreement, the Adviser is also responsible for trading portfolio securities and financial instruments for the VIXI ETF Subsidiary, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Adviser is not paid an additional fee under the Subsidiary Trading Agreement.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer r is responsible for assessing each Fund’s financial performance and allocating

Notes to the Financial Statements (Unaudited)	Defiance ETFs

resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period for the AMDU ETF, ETHI ETF, HIMY ETF, HOOI ETF, MST ETF, PLT ETF, and the SMCC ETF.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund:	Purchases	Sales
VIXI ETF	$29,080,710	$-
AMDU ETF	-	-
ETHI ETF	-	-
HIMY ETF	-	-
HOOI ETF	-	-
MST ETF	-	-
PLT ETF	-	-
SMCC ETF	-	-

For the periods ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended September 30, 2025, there were no in-kind transactions associated with creations or redemptions for the Funds.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended September 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end.

The tax character of distributions paid during the periods ended September 30, 2025 (estimated) were as follows:

Fund:	Ordinary Income
VIXI ETF	$—
AMDU ETF	36,635
ETHI ETF	—
HIMY ETF	108,683
HOOI ETF	49,665
MST ETF	26,092,593
PLT ETF	41,528
SMCC ETF	72,250

NOTE 8 – SHARES TRANSACTIONS

Shares of the VIXI ETF, AMDU ETF, ETHI ETF, HIMY ETF, HOOI ETF, MST ETF, PLT ETF, and the SMCC ETF are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market

Notes to the Financial Statements (Unaudited)	Defiance ETFs

prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a) . Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Funds, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF (“Defiance ETFs)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 23, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund; and

-	the Investment Advisory Agreement (“Cayman Investment Advisory Agreement”) between the Adviser and the Defiance Cayman Subsidiary with respect to the Defiance Enhanced Long Vol ETF.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 23, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and Cayman Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of their Peer Groups. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board also noted that the Adviser would receive no additional compensation under the Cayman Advisory Agreement.

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that the Adviser and Defiance ETFs, LLC were acting as sponsors to the Defiance ETFs and that the sponsor had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and the Cayman Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	December 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 8, 2025

* Print the name and title of each signing officer under his or her signature.